Betsy Anne Seel

Assistant Secretary

John Hancock Variable Insurance Trust

601 Congress Street

Boston, MA 02210-2805

(617) 663-2166

bseel@jhancock.com

January 27, 2017

VIA EDGAR

Securities and Exchange Commission

100F Street, NE

Washington DC 20549

Re: Money Market Trust (the “Fund”) a series of John Hancock Variable Insurance Trust (the “Trust”)

Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934 for the Fund, File No. 811-04146

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Fund’s preliminary proxy statement (the “Proxy Materials”) relating to a special meeting of shareholders of the Fund to be held on April 11, 2017. It is anticipated that the Proxy Materials will be first sent to the Fund’s shareholders on or about March 2, 2017.

If you have any question or comment concerning the foregoing, please call me at (617) 663-2166 or Harsha Pullru at (617) 663-0420.

Very truly yours,

/s/Betsy Anne Seel

Betsy Anne Seel

Assistant Secretary